Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets
Total investments at fair value	$ 24,456,899	$ 21,082,952
Receivables
True up match contribution receivable	96,609	87,265
Employee contribution	0	42,589
Other assets	0	842
Total receivables	96,609	130,696
Total assets	24,553,508	21,213,648
Liabilities
Distribution payable	4,151	280,768
NET ASSETS AVAILABLE FOR BENEFITS	24,549,357	20,932,880
Cash and Cash Equivalents
Assets
Total investments at fair value	633,263	811,460
Investments, at Fair Value
Assets
Total investments at fair value	16,602,167	14,104,924
Common Stock of River Financial Corporation, at Fair Value
Assets
Total investments at fair value	$ 7,221,469	$ 6,166,568